Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 1,585	$ 2,102
Derivative financial liabilities	(1,283)	(13,141)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	828	151
Derivative financial liabilities	(1,283)	(12,984)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	757	1,951
Derivative financial liabilities	$ 0	$ (157)